OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Accrued expenses and other	$ 5,067	$ 8,987
Subcontractors accrual	2,105	2,344
Accrued taxes	3,028	18,950
Contingent consideration related to acquisition	2,063	0
Total other payables and accrued expenses	$ 12,263	$ 30,281